T. ROWE PRICE Spectrum International Equity Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
(1)
$ Value
12/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/21
(Cost and value in $000s) (1)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Funds:
International Value Equity Fund  418,189 17,471 9,198 30,005,035 459,077
International Stock Fund  397,313 13,678 11,820 18,944,804 410,723
New Asia Fund  290,895 10,296 620 11,936,486 314,646
European Stock Fund  319,097 10,270 28,213 12,185,086 307,186
Overseas Stock Fund  167,401 5,785 351 14,290,258 182,915
Japan Fund  116,435 34,662 271 7,480,043 144,739
Emerging Markets Discovery
Stock Fund  98,302 15,835 209 7,714,110 122,655
International Discovery Fund  93,830 3,232 194 1,064,956 100,191
Emerging Markets Stock Fund  67,298 6,435 146 1,331,090 74,368
Latin America Fund  20,545 689 77 922,568 19,798
Emerging Europe Fund  10,823 375 29 762,531 11,308
Africa & Middle East Fund  7,629 266 17 968,647 8,825
Total Equity Mutual Funds (Cost $1,468,008) 2,156,431
Total Investments in Securities 100.0%
(Cost $1,468,008) $ 2,156,431
Other Assets Less Liabilities (0.0)% (391)
Net Assets 100.0% $ 2,156,040
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.

T. ROWE PRICE Spectrum International Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Africa & Middle East Fund  $ (1) $ 947 $ —
Emerging Europe Fund  (5) 139 —
Emerging Markets Discovery Stock Fund  (1) 8,727 —
Emerging Markets Stock Fund  (2) 781 —
European Stock Fund  2,427 6,032 —
International Discovery Fund  (2) 3,323 —
International Stock Fund  13 11,552 —
International Value Equity Fund  (110) 32,615 —
Japan Fund  (4) (6,087) —
Latin America Fund  (34) (1,359) —
New Asia Fund  (9) 14,075 —
Overseas Stock Fund  (1) 10,080 —
Totals $ 2,271# $ 80,825 $ —+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum International Equity Fund
Unaudited
Notes to Portfolio of Investments
3
T. Rowe Price Spectrum International Equity Fund (the fund), formerly the T. Rowe
Price Spectrum International Fund, is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum International Equity Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F118-054Q1 03/21